SECURITIES AND EXCHANGE
                                   COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                       Post-Effective Amendment No. 9        [X]


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 10               [X]


                             MILLENNIUM INCOME TRUST
                         -------------------------------
               (Exact name of registrant as specified in Charter)


                        140 S. Dearborn Drive, Suite 1620
                             Chicago, Illinois 60603
               (Address of Principal Executive Offices, Zip Code)

        REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE: (312) 223-9400

JAMES A. CASSELBERRY, JR.                     Copies to:
c/o TRIAS CAPITAL MANAGEMENT, INC.            ALAN P. GOLDBERG
140 S. Dearborn Drive, Suite 1620             BELL, BOYD & LLOYD LLC
Chicago, Illinois  60603                      70 West Madison Street, Suite 3300
(Name and Address of Agent for Service)       Chicago, Illinois 60602



It is proposed that this filing will become effective (check appropriate box):


/ X / immediately upon filing pursuant to paragraph(b)

/ / on (date) pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on (date) pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)

/ / on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


January 15, 2004



                             MILLENNIUM INCOME TRUST


                    TREASURERS' GOVERNMENT MONEY MARKET FUND



The Treasurers' Government Money Market Fund is a money market fund that seeks high current income consistent with stability of capital and liquidity by investing in a portfolio of U.S. Government securities.



                                TABLE OF CONTENTS

                                                                            Page

RISK/RETURN SUMMARY.......................................................... 2

FEES AND EXPENSES............................................................ 4

WHO SHOULD INVEST IN THE FUND................................................ 4

FUND MANAGEMENT.............................................................. 5

DIVIDENDS AND TAXES.......................................................... 5

TRANSACTION POLICIES......................................................... 5

BUYING AND SELLING SHARES.................................................... 6

FINANCIAL HIGHLIGHTS......................................................... 8

NEW ACCOUNT INFORMATION FORM................................................. 9

CUSTOMER PRIVACY POLICY..................................................... 11

FOR MORE INFORMATION........................................................ 12

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Anyone who indicates otherwise is committing a criminal offense.

                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE

The Treasurers' Government Money Market Fund (the "Fund") seeks high current income consistent with stability of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in marketable U.S. Government securities such as:

     o    U. S. Treasury bills, notes, and bonds

     o Other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities

     o Repurchase agreements with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York

All these investments must have remaining maturities of one year or less at the time of purchase.

Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. Government securities. The Fund's shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund's investment manager, Trias Capital Management, Inc. ("Trias"), purchases and sells securities based on monetary conditions, the available supply of appropriate investments, and its forecasts for short-term interest rate movements. Trias will adjust the Fund's average portfolio maturity to take advantage of interest rate forecasts. Generally, average maturity is shortened if interest rates are projected to trend higher, and lengthened if interest rates are projected to fall. Of course, there can be no guarantee that by following these investment strategies, the Fund will achieve its objective.

The Fund maintains a dollar weighted average maturity of 90 days or less and Trias manages the Fund to maintain a net asset value of $1 per share.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Interest rates fluctuate over time. As with any investment whose yield reflects current interest rates, the Fund's yield will change over time. During periods when interest rates are low, the Fund's yield (and total return) also will be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund could lose money if an issuer or a party to a repurchase agreement defaults. The securities issued by U.S. Government agencies or instrumentalities are not issued or guaranteed by the U.S. Treasury and are not supported by the full faith and credit of the United States. Certain of these securities are supported only by the credit of that agency or instrumentality, while other securities have an additional line of credit with the U.S. Treasury. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. A portfolio investment default could cause the Fund's share price or yield to fall.


The Fund's strategy may not perform as expected. Trias' maturity decisions will affect the Fund's yield, and in unusual circumstances, potentially could affect its share price. To the extent Trias anticipates interest rate trends imprecisely, the Fund's yield could lag those of other money market funds. The Fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

PERFORMANCE

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year over the lifetime of the Fund and by showing the average annual returns of the Fund. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[GRAPHIC OMITTED]

       1996     1997     1998     1999    2000     2001     2002     2003
       5.25%    5.23%    5.42%    5.08%   6.16%    4.20%    1.51%    0.82%


Best quarter:       1.58%    Quarter ended December 31, 2000
Worst quarter:      0.16%    Quarter ended December 31, 2003


Average Annual Total Returns (for the periods ended December 31, 2003):
-----------------------------------------------------------------------

                                               Since
                                             Inception
               1 Year        5 Years       (Oct. 2, 1995)
               ------        -------       --------------
                0.82%         3.53%             4.24%


To obtain a current seven-day yield for the Fund, call toll-free 888-534-2001.

                                FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment):        None
--------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

Management Fees                                   0.20%
Distribution (12b-1) Fees                          None

Other Expenses                                    1.60%
                                                 ------
Total Annual Fund Operating Expenses              1.80%(1)

-------------------------------------------------------
(1) Through December 31, 2003, Trias had voluntarily agreed to waive fees and reimburse the Fund's ordinary operating expenses to the extent that such expenses exceed 0.35% of the average daily net assets of the Fund. As of the date of this Prospectus, SBK-Brooks Investment Corp. ("SBK-Brooks"), the Fund's underwriter, has agreed to reimburse the Fund's ordinary operating expenses to the extent that such expenses exceed 0.35% of the average daily net assets of the Fund. SBK-Brooks may discontinue this voluntary reimbursement at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 Year             3 Years          5 Years           10 Years
      ------             -------          -------           --------
      $ 183               $ 566            $ 975            $ 2,116


                          WHO SHOULD INVEST IN THE FUND
                          -----------------------------

The Fund is designed for PUBLIC FUNDS, EMPLOYEE BENEFIT PLANS AND OTHER INSTITUTIONAL INVESTORS with the need to invest:

         o        Operating cash

         o        Proceeds of tax-exempt bond issues

         o        Local government investment pools

         o        Cash balances between investments

         o        Other short term investment needs

                                 FUND MANAGEMENT
                                 ---------------

Like other investment companies, the Trust retains various organizations to provide specialized services for the Fund.


The investment adviser for the Fund is Trias Capital Management, Inc., 140 South Dearborn Street, Suite 1620, Chicago, Illinois. James A. Casselberry, Jr. is the Chairman and majority shareholder of Trias and the portfolio manager of the Fund. In addition to serving as the investment adviser to the Fund, Trias provides investment advice and manages investment portfolios for other institutional accounts.

As the investment adviser, Trias oversees the asset management of the Fund. As compensation for these services, Trias receives an annual fee not to exceed 0.20% of the Fund's average daily net assets. Through December 31, 2003, Trias had agreed to temporarily waive its fees and to reimburse expenses to limit the Fund's ordinary operating expenses to 0.35% of average daily net assets.

SBK-Brooks, 840 Terminal Tower, 50 Public Square, Cleveland, Ohio, serves as the Fund's principal underwriter. As of the date of this Prospectus, SBK-Brooks has agreed to reimburse expenses to limit the Fund's ordinary operating expenses to 0.35% of average daily net assets.


                               DIVIDENDS AND TAXES
                               -------------------

The Fund distributes to its shareholders substantially all of its net investment income and any net realized capital gains. The Fund declares a dividend every business day based on its determination of its net investment income and realized capital gains. The Fund generally pays its dividends on the last business day of every month.

The dividends paid by the Fund are generally taxable as ordinary income. No portion of the Fund's distributions is eligible for the dividends received deduction available to corporations.

At the beginning of every year, the Fund provides shareholders with information detailing the tax status of any dividends the Fund declared during the previous calendar year.

                              TRANSACTION POLICIES
                              --------------------

The Fund calculates its share price at 11:30 a.m. (Central time) on each day which the New York Stock Exchange (the "NYSE") is open for trading. The Fund's share price is its net asset value, or NAV, which is the Fund's net assets divided by the number of its shares outstanding. The Fund seeks to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated and will receive that day's dividend.

The Fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

The Fund and its transfer agent reserve certain rights, including the following:

     o To automatically redeem your shares if your balance falls below the minimum for the Fund as a result of selling your shares.

     o    To refuse any purchase order.

     o    To change or waive the Fund's investment minimum.

     o To suspend the right to sell shares back to the Fund and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or as otherwise permitted by the SEC.

     o To withdraw or suspend any part of the offering made by this Prospectus.

The Fund's minimum initial investment is $250,000. There is no minimum amount for subsequent investments.

                            BUYING AND SELLING SHARES
                            -------------------------

TO OPEN AN ACCOUNT:        To open without an immediate purchase skip to # 3

1. Call the Fund at 888-534-2001 to tell a representative of the Fund:

          The name of the account,
          the taxpayer identification number and
          the dollar amount of the purchase

          We will give you the new account number.

2.   Instruct  your  bank  to   immediately   wire  Fed  Funds  (see  below  for
     instructions).

3.   Complete the Account Information Form, then:

     Fax the completed form to:         Mail the signed original immediately to:

     Ultimus Fund Solutions, LLC        Ultimus Fund Solutions, LLC
     513-587-3438                       P.O. Box 46707
                                        Cincinnati, OH 45246-0707

            -------------------------------------------------------
NO REDEMPTIONS CAN BE PROCESSED BEFORE THE FUND RECEIVES THE SIGNED ACCOUNT INFORMATION FORM.

   FOR  QUESTIONS  ABOUT YOUR ACCOUNT            Ultimus Fund Solutions, LLC
   OR TO OBTAIN CURRENT YIELD INFORMATION        Phone: 888-534-2001
                                                 Fax:   513-587-3438

   FOR ADDITIONAL PROSPECTUSES,                  Trias Capital Management, Inc.
   NEW ACCOUNT FORMS, AND                        Phone:  312-223-9400
   QUESTIONS ABOUT THE FUND                      Fax:    312-223-9430

TO BUY    Purchase requests received  by 11:30 a.m. (Central time) will start to
SHARES earn interest that day provided that the Fund's custody account is credited with Fed Funds by close of business that day.

1. Call 888-534-2001 before 11:30 a.m. to tell the representative of the Fund:

          The account name and number; and the dollar amount of the purchase.

If you do not have a Fund account number, see other side "TO OPEN AN ACCOUNT"

2. Instruct your bank to immediately wire Fed Funds to:

                  Fifth Third Bank
                  ABA # 042000314
                  Attn: Treasurers' Government MMF
                  Acct # 999-43307
                  For further credit to:  [insert the account name and number]

THE INVESTOR IS RESPONSIBLE FOR NOTIFYING THE FUND OF ALL PURCHASE ORDERS BEFORE SENDING ANY MONEY.

TO SELL           If  a redemption request is  received  by  11:30 a.m. (Central
SHARES            time), Fed Funds will be wired to the investor that day.

                  Call 888-534-2001 before 11:30 a.m. to tell a representative of the Fund: the account name and number; and the dollar amount of the redemption.

PROCEEDS OF REDEMPTIONS MAY ONLY BE SENT TO THE PRE-AUTHORIZED BANK ACCOUNT OF THE INVESTOR.



ANTI-MONEY LAUNDERING COMPLIANCE


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents.


If at any time the Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Fund also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform the shareholder that it has taken the actions described above.

                              FINANCIAL HIGHLIGHTS
                              --------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended September 30, 2003 and 2002 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information for periods ended prior to September 30, 2002 was audited by other independent public accountants.


-----------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

                                                       YEAR             YEAR             YEAR              YEAR            YEAR
                                                       ENDED            ENDED           ENDED             ENDED            ENDED
                                                   SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                       2003             2002             2001              2000            1999
                                                  --------------   --------------   -------------     -------------   -------------
PER SHARE DATA
--------------
Net asset value at beginning of year                 $  1.00         $   1.00        $    1.00          $   1.00        $   1.00

Capital contribution by Investment Manager              0.00(a)            -                -                 -               -

Net investment income                                  0.010            0.019            0.050             0.057           0.049

Dividends from net investment income                  (0.010)          (0.019)          (0.050)           (0.057)         (0.049)
                                                  --------------   --------------   -------------     -------------   -------------

Net asset value at end of year                       $  1.00          $  1.00           $ 1.00            $ 1.00          $ 1.00
                                                  ==============   ==============   =============     =============   =============

TOTAL RETURN                                            0.97%(b)         1.92%            5.08%             5.89%           5.03%
                                                  ==============   ==============   =============     =============   =============

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets at end of year (000's)                  $   2,568        $   18,523      $   20,433       $    17,252      $   65,541

Ratios net of fees waived and expenses
  reimbursed by Investment Manager
      Ratio of net expenses to average net assets       0.31%            0.29%           0.29%              0.25%           0.25%
      Ratio of net investment income to average
           net assets                                   1.08%            2.00%           4.79%              5.67%           4.92%

Ratios assuming no fees waived and expenses
  reimbursed by Investment Manager
      Ratio of expenses to average net assets           1.80%            0.89%           0.78%              0.77%           0.69%
      Ratio of net investment income to
           average net assets                          -0.41%            1.40%           4.30%              5.15%           4.48%


(a)  Amount rounds to less than $0.01 per share.

(b) Had Trias not contributed capital to the Fund, the total return would have been -0.03%.



                                                                                       New Account Information Form

                                              TREASURERS' GOVERNMENT
                                                 MONEY MARKET FUND

              For initial purchase request or assistance in completing this form call: 888-534-2001.
         Mail completed form to: Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707

COMPLETE AND FORWARD THIS FORM PROMPTLY. NO REDEMPTIONS CAN BE PROCESSED PRIOR TO RECEIPT OF THE ACCOUNT INFORMATION FORM.
===================================================================================================================================
ACCOUNT REGISTRATION
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                    Account Name                                                    Tax ID Number

-----------------------------------------------------------------------------------------------------------------------------------
                    Street Address                                                  Telephone Number

-----------------------------------------------------------------------------------------------------------------------------------
        City                        State                       Zip                 Fax Number (if any)

-----------------------------------------------------------------------------------------------------------------------------------
                    Attention                                                       U.S. Citizen    Yes  |  |   No  |  |

===================================================================================================================================
REDEMPTION INSTRUCTIONS
===================================================================================================================================

The signers of this Account  Information  Form hereby  authorize the Treasurers' Government  Money Market Fund and its employees as agents to act upon telephone, facsimile or other instructions to redeem shares provided that the  proceeds are transmitted  only to the following bank account.  (Account  not  completing  this section  must submit redemption requests in  writing with signature(s)
guaranteed by domestic bank or stock exchange member firm.)

-----------------------------------------------------------------------------------------------------------------------------------
                    Bank Name                                                       Bank Routing Number

-----------------------------------------------------------------------------------------------------------------------------------
                    Street Address                   City                           State                Zip

-----------------------------------------------------------------------------------------------------------------------------------
                    Account Name                                                    Bank Account Number

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Special Instructions (If Any)

-----------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================
OPTIONS
===================================================================================================================================

DIVIDENDS:  Reinvest |  |         Receive in Cash    |  |                       FAX CONFIRMS: Yes |  |    No  |  |

If neither option is selected dividend distributions will be reinvested.        |  | Check here if same day confirms are required.

-----------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================
SUB-ACCOUNTS
===================================================================================================================================

Sub-accounts  must have redemption and mailing instructions  identical to those shown on this form. They may be identified by name, number, or both. There is no limit on the number of sub-accounts and more can be added at any time.

----------------------------          -------------------------          --------------------------          ----------------------

----------------------------          -------------------------          --------------------------          ----------------------

-----------------------------------------------------------------------------------------------------------------------------------
                           IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

TO HELP THE  GOVERNMENT  FIGHT THE  FUNDING OF  TERRORISM  AND MONEY  LAUNDERING ACTIVITIES,  FEDERAL LAW REQUIRES ALL FINANCIAL
INSTITUTIONS TO OBTAIN,  VERIFY AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.
WHAT THIS MEANS FOR YOU:  WHEN YOU OPEN AN  ACCOUNT,  WE WILL ASK FOR YOUR NAME, ADDRESS,  DATE OF BIRTH,  AND OTHER  INFORMATION
THAT WILL ALLOW US TO IDENTIFY YOU.  WE MAY  ALSO  ASK TO SEE  YOUR  DRIVER'S  LICENSE  AND  OTHER  IDENTIFYING DOCUMENTS.  PLEASE
REMEMBER THAT ANY DOCUMENTS OR  INFORMATION WE GATHER IN THE VERIFICATION PROCESS WILL BE MAINTAINED IN A CONFIDENTIAL MANNER.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   9




===================================================================================================================================
SIGNATURES
===================================================================================================================================

By execution of this Account  Information Form, the undersigned  representatives of the registered owner warrant that they are duly authorized to sign this Form and to purchase and redeem shares on behalf of the registered owner and that the registered  owner has full right,  power,  and  authority to make  the investments applied for pursuant to  this Form and is acting for itself or in some fiduciary capacity in making such investments.

The undersigned may  ratify any instructions,  including  telephone  instructions,given on this account and agree  that neither the
Treasurers'  Government  Money Market Fund and  Ultimus Fund Solutions, LLC, nor  their employees and agents will be liable for any loss,  cost,  or  expense  for  acting  upon any  instructions believed  by it to be  genuine  and in  accordance  with  reasonable procedures designed to prevent unauthorized transactions.

The  undersigned certify  that  they  have received  and read a  current  Fund prospectus and agree to the terms of the prospectus.

Under penalties of perjury the undersigned certify:
(1)  that the Taxpayer Identification Number provided is correct.
(2)  that the investor is not subject to Internal Revenue Service ("IRS") backup withholding because a) it is exempt from backup withholding; or b) it has not been notified by the IRS that it is subject to backup withholding; or c) it has been notified by the IRS that it is no longer  subject to backup withholding.  (Please cross out item 2 if it does not apply to you.)
(3)  that the investor is a U.S. person (including a U.S. resident alien).

-------------------------------------------------------------                ------------------------------------------------------
Authorized Signature                                                         Print Name and Title


-------------------------------------------------------------                ------------------------------------------------------
Authorized Signature                                                         Print Name and Title


-------------------------------------------------------------                ------------------------------------------------------
Authorized Signature                                                         Print Name and Title

Indicate  below if more than one signature is required for written instructions or changes in  instructions. If you do not indicate the  number of  required signatures, any one of the individuals may sign.

    |    |  Check here if all signatures are required.             |   |  Check here if any two signatures are required.


===================================================================================================================================
INCUMBANT'S CERTIFICATE
===================================================================================================================================

The undersigned is Secretary or Clerk of _____________________________ and   hereby   certifies
                                           (Name of Entity)
that

____________________________  was duly elected/appointed ______________________ effective ____________________ and is
 (Name of Finance Officer)                                 (Title of Officer)                    (Date)

duly authorized  by ____________________________ to act on its behalf in  connection  with the  establishment,  purchase,
                          (Name of Entity)

redemption, or other transactions with respect to shares of Treasurers' Government Money Market Fund and that the persons listed above are authorized to sign this Form and to redeem shares by written request, will notify in writing Treasurers'

Government Money Market Fund or its service agent if there is any change to the above. In witness whereof, the undersigned has  executed  this  Certificate  this _____________  day of ___________________________, ______
                                          ,

-----------------------------

                                          ----------------------------------------------------
             SEAL                         Secretary or Clerk

                                          ----------------------------------------------------
-----------------------------             Witness


FUND USE ONLY - MASTER ACCT # _________________________   DEALER CODE  ________________________



                             CUSTOMER PRIVACY POLICY
--------------------------------------------------------------------------------

WE COLLECT ONLY  INFORMATION THAT IS NEEDED TO SERVE
YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and to provide you with our services.

WE  CAREFULLY  LIMIT AND CONTROL THE SHARING OF YOUR
INFORMATION.

To protect your privacy, we carefully control the way in which any information about you is shared. It is our policy not to disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that are reasonably designed to comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that is designed to protect nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.


This privacy policy notice is for Millennium Income Trust (the "Trust") and Trias Capital Management, Inc., the Trust's investment adviser.


IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-888-534-2001   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

                              FOR MORE INFORMATION
                              --------------------


This Prospectus contains important information on the Fund and should be read and kept for future reference. Additional information about the Fund is included in the Statement of Additional Information ("SAI"), which is incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, contact the Fund at the address or toll-free telephone number listed below. Information about the Fund, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the Commission's E-mail address below, or by writing to the Commission's Public Reference Section at the address below.

Please address your requests to:


                        Millennium Income Trust

                        135 Merchant Street, Suite 230
                        Cincinnati, Ohio 45246
                        888-534-2001

                        or

                        Securities and Exchange Commission
                        450 Fifth Street, N.W.
                        Washington, D.C. 20549-0102
                        202-942-8090 (Public Reference Section)
                        www.publicinfo@sec.gov
                        ----------------------


                                                      SEC File Number: 811-08816

                             MILLENNIUM INCOME TRUST



                    TREASURERS' GOVERNMENT MONEY MARKET FUND



                       STATEMENT OF ADDITIONAL INFORMATION


                                January 15, 2004


This Statement of Additional Information is not a prospectus. It should be read only in conjunction with the Prospectus of the Treasurers' Government Money Market Fund (the "Fund") dated January 15, 2004, as it may from time to time be revised. A copy of the Fund's Prospectus can be obtained by writing the Fund at 140 South Dearborn Street, Suite 1620, Chicago, Illinois 60603, or by calling the Fund toll-free at 1-888-534-2001.


This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                                TABLE OF CONTENTS

                                                                            Page

THE TRUST ....................................................................3

INVESTMENT OBJECTIVE AND POLICIES ............................................4

INVESTMENT LIMITATIONS .......................................................8

TRUSTEES AND OFFICERS ........................................................9

INVESTMENT ADVISER ..........................................................12

SECURITIES TRANSACTIONS .....................................................14

CALCULATION OF SHARE PRICE ..................................................15

TAXES .......................................................................16

REDEMPTION IN KIND ..........................................................17

HISTORICAL PERFORMANCE INFORMATION ..........................................17

UNDERWRITER .................................................................19

TRANSFER AGENT ..............................................................19

CUSTODIAN ...................................................................20

LEGAL COUNSEL ...............................................................20

AUDITORS ....................................................................20

FINANCIAL STATEMENTS ........................................................20

THE TRUST

Millennium Income Trust (the "Trust"), an open-end, diversified management investment company, was organized as a Massachusetts business trust on August 19, 1994. The Trust currently offers one series of shares to investors, the Treasurers' Government Money Market Fund (the "Fund"). Between September 14, 2000 and September 14, 2003, the name of the Trust was Malachi Millennium Income Trust.


Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Board of Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. No shareholder is liable to further calls or to assessment by the Fund without its express consent.

Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Fund is not required to hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 (the "1940 Act") in order to facilitate communications among shareholders.

The Trust's Declaration of Trust provides that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and the Trust is not aware of an instance where such result has occurred. In addition, the Declaration of Trust of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of shareholder liability is remote.

INVESTMENT OBJECTIVE AND POLICIES
The investment objective of the Fund is to seek high current income, consistent with protection of capital. The Fund pursues its objective by investing at least 80% of its net assets in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government Obligations"), and repurchase agreements collateralized by such U.S. Government Obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

All securities purchased by the Fund mature within 12 months or less, and the Fund maintains a weighted average portfolio maturity of 90 days or less. Except where otherwise indicated, all investment policies, practices and limitations of the Fund are non-fundamental, which means they may be changed by the Board of Trustees without shareholder approval. There can be no assurance that the investment objective of the Fund will be achieved.

U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations include securities that are issued or guaranteed by the United States Treasury and by various agencies of the United States Government. United States Treasury obligations are backed by the full faith and credit of the United States Government. Other U.S. Government Obligations may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments.

U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations that are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Government agencies that issue or guarantee securities backed by the full faith and credit of the United States include the Government National Mortgage Association and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the United States include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority.

The Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the United
States Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

The Fund's yield and total return will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by the Government National Mortgage Association, may affect the value of, and return on, an investment in such securities.

STRIPS. STRIPS are U.S. Treasury bills, notes and bonds that have been issued without interest coupon or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury obligations, and receipts or certificates representing interests in such stripped U.S. Treasury obligations and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, Government National Mortgage Association Certificates purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, the Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

STRIPS do not entitle the holder to periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion and primary U.S. Government securities dealers. The Fund may only enter into repurchase agreements fully collateralized by U.S. Government Obligations. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed 102% of the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed 102% of the value of the repurchase agreement. The collateral securing the seller's obligation will be held by the Custodian or in the Fund's account in the Federal Reserve Book Entry System. The Fund will not enter into a repurchase agreement not terminable within seven business days if, as a result thereof, more than 10% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed 102% of the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

DELAYED SETTLEMENT TRANSACTIONS. The Fund will make commitments to purchase securities on a When-Issued ("WI") or To-Be-Announced ("TBA") basis. Obligations issued on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In a to-be-announced transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities. The Fund will only make commitments to purchase obligations on a when-issued or to-be-announced basis with the intention of actually acquiring the obligations, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. The Fund intends to invest less than 5% of its net assets in securities purchased on this basis, and the Fund will not enter into a delayed settlement transaction which settles in more than 120 days.

In connection with these investments, the Fund will direct the Custodian to place liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because the Fund purchases securities on a WI or TBA basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a WI or TBA basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities in the Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise).  Therefore,
if in order to achieve higher returns, the Fund remains substantially fully invested at the same time that it has purchased securities on a WI or TBA basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a WI or TBA basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for the Fund to make payment for securities purchased on a WI or TBA basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a WI or TBA basis themselves (which may have a market value greater or less than the Fund's payment obligation).

LENDING PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities, may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or U.S. Government obligations with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. The Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy is fundamental and may not be changed without the affirmative vote of a majority of the Fund's outstanding shares, as defined in the 1940 Act. The Fund will provide shareholders thirty days' prior notice before lending any portfolio securities.

The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The
Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower and that the fees are not used to compensate the Fund's investment adviser or any affiliated person of the Trust or an affiliated person of the Fund's investment adviser. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire the loaned securities on five days' written notice or in time to vote on any important matter.

BORROWING AND PLEDGING. The Fund may borrow money from banks (provided there is 300% asset coverage) or other persons (in an amount not exceeding 5% of its total assets) for temporary purposes. The Fund may pledge assets in connection with borrowings, but the Fund will not pledge more than one-third of its assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. The Fund's policies on borrowing and pledging are fundamental policies that may not be changed without the affirmative vote of a majority of its outstanding shares.

INVESTMENT LIMITATIONS
The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. For purposes of the discussion of these fundamental investment limitations, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

The fundamental limitations applicable to the Fund are:

1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other entity for temporary purposes only, provided than when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets.

2. PLEDGING. The Fund will not mortgage, pledge, or hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation
(1) above. The Fund will not mortgage, pledge, or hypothecate more than one-third of its assets in connection with borrowings.

3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. ILLIQUID INVESTMENTS. The Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

5.  REAL ESTATE. The Fund will not purchase, hold or deal in real estate.

6. COMMODITIES. The Fund will not purchase, hold or deal in commodities or commodities future contracts or invest in oil, gas or other mineral exploration or development programs. This limitation is not applicable to the extent that the U.S. Government obligations in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

7. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of U.S. Government obligations.

8. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchase and sales or redemptions of securities.

9. SHORT SALES AND OPTIONS. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of securities in which the Fund may otherwise invest would be considered to be sales of options.

10. OTHER INVESTMENT COMPANIES. The Fund will not invest in the securities of any investment company except as permitted by the Investment Company Act of 1940.

11. CONCENTRATION. The Fund will not invest more than 25% of its total assets in the securities of issuers in a particular industry; this limitation is not applicable to investments in obligations issued or guaranteed by the United States Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

12. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases or exploration or development programs.

13. SENIOR SECURITIES. The Fund will not issue senior securities as defined in the Investment Company Act of 1940. Notwithstanding any other investment policy the Fund may invest all, but not less than all, of its investable assets in the securities of beneficial interests of a single pooled investment entity having substantially the same objective, policies and limitations as the Fund.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust does not presently intend to pledge, mortgage or hypothecate the assets of the Fund as described above in investment limitation 2. This statement of intention is a nonfundamental policy which may be changed by the Board of Trustees without shareholder approval.

TRUSTEES AND OFFICERS
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The Trustees serve for an indefinite term and the officers are elected annually. The following is a list of the Trustees and officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, is indicated by an asterisk.


----------------------------------------------------------------------------------------------------------------------------
                                                                                                               Number of
                                                                                                             Portfolios in
                                                                                                                the Fund
                                 Position(s)   Length     Principal Occupation During the                       Complex
Name, Address and Age            Held with     of Time    Past 5 Years and Directorships                      Overseen by
                                 the Trust     Served     Of Public Companies                                   Trustee
----------------------------------------------------------------------------------------------------------------------------
Interested Trustees:

*James A. Casselberry, Jr.       President,    Since      Chairman and Chief Executive Officer of Trias            1
140 South Dearborn Street        Secretary,    May 1997   Capital Management, Inc.
Suite 1620                       Treasurer
Chicago, Illinois 60603          and Trustee
(age 44)
----------------------------------------------------------------------------------------------------------------------------

Independent Trustees:

Marjorie H. O'Laughlin           Trustee       Since      Retired  Treasurer  of  the  Health  &  Hospital         1
6273 Brookline Drive                           March      Corporation   of  Marion   County  (a  municipal
Indianapolis, Indiana 46220                      1995     corporation   created  by  the  Indiana  General
(age 74)                                                  Assembly)
----------------------------------------------------------------------------------------------------------------------------
Barbara E. Wallace               Trustee        Since     Retired   Executive   Vice   President   of  SMG         1
2759 Deerfield Road                            January    Marketing   Group,   Inc.   (a  firm   providing
Riverwoods, Illinois 60015                      1995      information  and  consulting  to the health care
(age 54)                                                  industry)
----------------------------------------------------------------------------------------------------------------------------
Officers:

John F. Splain                   Assistant      Since     Managing  Director  of Ultimus  Fund  Solutions,
135 Merchant Street              Secretary      Sept.     LLC (a  registered  transfer  agent) and Ultimus
Suite 230                                       2000      Fund    Distributors,    LLC    (a    registered
Cincinnati, Ohio 45246                                    broker-dealer);  prior to March 1999, First Vice
(age 47)                                                  President  and  Secretary  of  Countrywide  Fund
                                                          Services,  Inc. (a mutual fund services company)
                                                          and affiliated companies
----------------------------------------------------------------------------------------------------------------------------
Mark J. Seger                    Assistant      Since     Managing  Director  of Ultimus  Fund  Solutions,
135 Merchant Street              Treasurer      Sept.     LLC and Ultimus Fund  Distributors,  LLC;  prior
Suite 230                                       2000      to  March   1999,   First  Vice   President   of
Cincinnati, Ohio 45246                                    Countrywide Fund Services, Inc.
(age 42)
----------------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey                 Assistant     Since      Managing  Director  of Ultimus  Fund  Solutions,
135 Merchant Street              Vice          Sept.      LLC and Ultimus Fund  Distributors,  LLC;  prior
Suite 230                        President       2000     to March 1999,  President  of  Countrywide  Fund
Cincinnati, Ohio 45246                                    Services, Inc.
(age 46)
----------------------------------------------------------------------------------------------------------------------------
Craig J. Hunt                    Assistant     Since      Operations  Manager of Ultimus  Fund  Solutions,
135 Merchant Street              Vice          May 2002   LLC;  prior  to  December  2001,   Mutual  Funds
Suite 230                        President                Operations Manager of Equity Analysts Inc.
Cincinnati, Ohio 45246
(age 34)
----------------------------------------------------------------------------------------------------------------------------





                                                          -10-

----------------------------------------------------------------------------------------------------------------------------
                                                                                                               Number of
                                                                                                             Portfolios in
                                                                                                                the Fund
                                 Position(s)   Length     Principal Occupation During the                       Complex
Name, Address and Age            Held with     of Time    Past 5 Years and Directorships                      Overseen by
                                 the Trust     Served     Of Public Companies                                   Trustee
----------------------------------------------------------------------------------------------------------------------------

Theresa M. Bridge                Assistant      Since     Vice  President  and Mutual Fund  Controller  of
135 Merchant Street              Treasurer      August    Ultimus Fund Solutions,  LLC; prior to September
Suite 230                                       2001      2000,   Vice   President  of   Integrated   Fund
Cincinnati, Ohio 45246                                    Services, Inc. (a mutual fund services company)
(age 34)

----------------------------------------------------------------------------------------------------------------------------
Wade R. Bridge                   Assistant      Since     Vice  President of Ultimus Fund  Solutions,  LLC
135 Merchant Street              Secretary     October    and Ultimus Fund Distributors,  LLC; from August
Suite 230                                       2002      2000  until May  2002,  Director  of  Compliance
Cincinnati, Ohio 45246                                    with  Ft.  Washington   Brokerage   Services  (a
(age 35)                                                  registered  broker-dealer);  from  October  1998
                                                          until August 2000, an attorney  with  Integrated
                                                          Fund Services, Inc.

----------------------------------------------------------------------------------------------------------------------------

* Mr. Casselberry, as an affiliated person of Trias Capital Management, Inc. ("Trias"), the Trust's investment adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.


BOARD COMMITTEES. The Board of Trustees has established an Audit Committee, which oversees the Fund's accounting and financial reporting policies and the independent audit of its financial statements. The members of the Audit Committee are Marjorie H. O'Laughlin and Barbara E. Wallace. The Audit Committee held three meetings during the fiscal year ended September 30, 2003. The Board of Trustees has no nominating or compensation committee or any committee performing similar functions.

TRUSTEES' OWNERSHIP OF FUND SHARES. The following table shows each Trustee's beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee. Information is provided as of December 31, 2003.


                               Dollar Range of              Aggregate Dollar
                             Fund Shares Owned           Range of Shares of All
Name of Trustee                  by Trustee            Funds Overseen by Trustee
--------------------------------------------------------------------------------

James A. Casselberry, Jr.           None                          None
Marjorie H. O'Laughlin              None                          None
Barbara E. Wallace                  None                          None


TRUSTEE COMPENSATION. No director, officer or employee of Trias will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Trustee who is not an "interested person" of the Trust receives from the Trust a fee of $1,000 for attendance at each meeting of the Board of Trustees and $250 for attendance at each meeting of a committee established by the Board, plus reimbursement of travel and other expenses incurred in attending meetings. The following table provides compensation amounts during the fiscal year ended September 30, 2003 to each of the Trustees:

                                                                                                      TOTAL
                               AGGREGATE            PENSION OR           ESTIMATED ANNUAL          COMPENSATION
                             COMPENSATION           RETIREMENT            BENEFITS UPON            FROM FUND AND
                             FROM THE FUND       BENEFITS ACCRUED           RETIREMENT             FUND COMPLEX
                             -------------       ----------------           ----------             ------------
James A. Casselberry, Jr.        None                  None                    None                    None
Marjorie H. O'Laughlin          $5,750                 None                    None                   $5,750
Barbara E. Wallace              $5,750                 None                    None                   $5,750


PRINCIPAL SHAREHOLDERS. On December 31, 2003, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Fund. Those shareholders which owned of record 5% or more of the outstanding shares of the Fund as of December 31, 2003 are: Rich Township Trustees of Schools, 3715 West 216th Street, Matteson, Illinois 60443, 46.8%; Taylor-Ramsey Corp., Employee Profit Sharing Plan, P.O. Box 11888, Lynchburg, Virginia 24506, 24.2%; Roeper City and Country School, Inc., 41190 Woodward Avenue, Bloomfield Hills, Michigan 48304, 12.7%; State of Illinois Treasurer, 300 West Jefferson Street, Springfield, Illinois 62702, 9.8%; and Robert W. Drechsler IRA Rollover, 316 Bruce Street, Bridgewater, Virginia 22812, 5.8%. Rich Township Trustees of Schools may be deemed to control the Fund by virtue of owning of record 25% or more of the Fund's outstanding shares.

INVESTMENT ADVISER
The Fund's investment adviser is Trias Capital Management, Inc. ("Trias"), 140 South Dearborn Street, Chicago, Illinois 60603. Under the terms of an investment advisory agreement (the "Advisory Agreement") with the Trust, Trias provides the investment advice to the Fund subject to the supervision of the Board of
Trustees. Trias has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies. In addition to serving as the investment adviser to the Fund, Trias provides investment advice and manages investment portfolios for other institutional accounts. Trias is controlled by James A. Casselberry, Jr.

Mr. Casselberry is the Chief Executive Officer and majority shareholder of Trias and the Fund's portfolio manager. Mr. Casselberry has 18 years of experience as a fixed income strategist. Prior to founding Trias, Mr. Casselberry was the Chief Operating Officer at Wedgewood Capital Management in Washington, D.C. His primary responsibility was to oversee the firm's marketing, client services and operations divisions. Before joining Wedgewood Capital Management, Mr. Casselberry was a Partner in the MacArthur Investment Group and was the Director of Fixed Income Investments for the John D. and Catherine T. MacArthur Foundation. Preceding his four years at the MacArthur Foundation, Mr. Casselberry served as Portfolio Manager and Credit Analyst for First National Bank of Chicago. Mr. Casselberry managed two tax-exempt money market funds, First Prairie Tax-Exempt Money Market Fund ($400 million) and the Personal Investments Tax-Exempt Fund ($500 million). Mr. Casselberry graduated from the University of Illinois at Chicago with a Bachelor of Science degree in Economics. Mr. Casselberry is an associate member of the Financial Analysts Federation, a member of the Chicago Quantitative Alliance, a member of the Urban Bankers' Forum, and the Treasurer of the National Association of Security Professionals.

The Fund pays Trias a fee, computed daily and paid monthly, at the annual rate of 0.20% of its average daily net assets. Through December 31, 2003, Trias had agreed to waive its fees and reimburse the Fund's operating expenses to the extent necessary so that total operating expenses did not exceed 0.35% per annum of the Fund's average daily net assets. SBK-Brooks Investment Corp. ("SBK-Brooks"), the Fund's principal underwriter, has agreed to reimburse the Fund's operating expenses to the same extent as Trias. For this purpose, "operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. Upon notice to the Fund, SBK-Brooks may terminate these fee waivers at any time. During the fiscal years ended September 30, 2003, 2002 and 2001, the Fund accrued advisory fees of $20,304, $46,141 and $50,282, respectively; Trias voluntarily waived all of such fees, however, in order to reduce the operating expenses of the Fund.


Trias shall not be liable for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it except acts or omissions involving gross negligence or willful misfeasance of the duties imposed upon it by the Advisory Agreement.

The Fund is responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Fund, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Fund may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation except in instances of willful misfeasance, bad faith, or gross negligence of such officers and Trustees or reckless disregard of the duties involved in the conduct of their office. The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of Trias are paid by Trias.

By its terms, the Advisory Agreement will remain in force until June 30, 2004 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on thirty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by Trias. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.


Trias, from its own assets, including its legitimate profits from advisory fees received from the Fund, may make payments to broker-dealers and other financial institutions (each, an "Intermediary") for their assistance in connection with the distribution of Fund shares and the servicing of shareholder accounts. While the payment of such compensation by Trias will not affect the expense ratio of the Fund, the receipt of (or prospect of receiving) the payments described above may provide an Intermediary or its salespersons with an incentive to favor sales of the Fund over sales of other mutual funds (or non-mutual fund investments) with respect to which the Intermediary or salesperson does not receive such payments or receives them in a lower amount.


In approving the most recent annual continuance of the Advisory Agreement, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Trustees were the nature and quality of the services provided by Trias, the reasonableness of the fees charged for those services, the financial condition of Trias, including its ability to continue to reimburse the Fund for excess expenses, and whether the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders. These matters were considered by the Independent Trustees meeting with experienced counsel which is independent of Trias.

The Trustees' evaluation of the quality of Trias's services took into account their knowledge and experience gained through meetings with and reports of Trias over the course of the preceding year. Both short-term and long-term investment performance of the Fund were considered. The Fund's current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Trustees also considered the scope and quality of the in-house capabilities of Trias and other resources dedicated to performing services for the Fund. The quality of administrative and other services, including Trias's role in coordinating the activities of the Fund's other service providers, were considered in light of the Fund's compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent public accountants in periodic meetings with the Trust's Audit Committee. The Trustees also considered the business reputation of Trias and its financial resources, including its ability to reimburse the Fund for excess expenses.

In  reviewing  the fees  payable  under the  Advisory  Agreement,  the  Trustees compared the fees and overall expense levels of the Fund with those of competitive funds and other funds with similar investment objectives. The Trustees considered information provided by Trias concerning Trias's profitability with respect to the Fund in light of applicable case law relating to advisory fees. The Trustees also considered the voluntary fee waivers and expense reimbursements made by Trias in order to reduce the Fund's operating expenses. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity and quality of the investment management of the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreement. Rather the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of the Fund and its shareholders to continue the Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

SECURITIES TRANSACTIONS
Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by Trias and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, Trias seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. Trias generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities may be purchased directly from the United States Treasury. Because the portfolio securities of the Fund are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Fund will consist primarily of dealer and underwriting spreads that will involve the Fund paying a mark-up or mark-down for such security.

Trias is specifically authorized to select brokers who also provide brokerage and research to the Fund and/or other accounts over which Trias exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if Trias determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or Trias's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and Trias, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by Trias in servicing all of its accounts and not all such services may be used by Trias in connection with the Fund.

CALCULATION OF SHARE PRICE
The share price (net asset value) of the shares of the Fund is determined as of 11:30 a.m. Central time, on each Business Day. Business Day means any day on which the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Pursuant to Rule 2a-7 promulgated under the 1940 Act, the Fund values its portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of the Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Fund. Pursuant to Rule 2a-7, the Fund maintains a dollar weighed average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of one year or less and invests only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks.

If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as practicable. The maturity of U.S. Government Obligations which have a variable rate of interest readjusted no less frequently then annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include review of the Fund's portfolio holdings by the Board of Trustees to determine whether the Fund's net asset value, calculated by using available market quotations, deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities, the withholding of dividends, the redemption of shares in kind, or the establishment of a net asset value per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that the Fund complies with the quality requirements of Rule 2a-7. While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

TAXES
The Prospectus  describes  generally the tax treatment of  distributions  by the
Fund.  This  section  of  the  Statement  of  Additional   Information  includes
additional information concerning federal taxes.

The Fund has qualified and intends to continue to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets in invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).


The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of September 30, 2003, the Fund had capital loss carryforwards for federal income tax purposes of $26,767, of which $19,379 expire on September 30, 2008, $2,476 expire on September 30, 2009, $3,986 expire on September 30, 2010 and $926 expire on September 30, 2011. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.


A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

The Trust is required to withhold and remit to the U.S. Treasury a portion (currently 30%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
Although the Trust intends to redeem Fund shares in cash, it reserves the right under circumstances when it is deemed to be in the best interests of the Fund's shareholders, to make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
Yield quotations on investments in the Fund are provided on both a current and an effective (compounded) basis. Current yield is calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yield reflects daily compounding and is calculated as follows:

              Effective yield = [(base period return + 1) 365/7]-l

For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Fund does not normally recognize unrealized gains and losses under the amortized cost valuation method). The current and effective yields of the Fund for the 7-day period ended September 30, 2003 were 0.66% and 0.66%, respectively.


From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1 + T)n = ERV
Where:

P =     a hypothetical initial payment of $1,000
T =     average annual total return
n =     number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.


The table below shows the Fund's average annual total returns for periods ended September 30, 2003:

              One Year                               0.97%
              Five Years                             3.76%
              Since Inception (Oct. 2, 1995)         4.35%


The performance quotations described above are based on historical earnings are not intended to indicate future performance.

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications that track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. The performance of the Fund may be compared to that of other money market mutual funds tracked by mutual fund rating services, various indices of investment performance or direct investments in United States government obligations or bank certificates of deposit, or other investments for which reliable performance data is available. The Fund performance may also be compared with other well known market rates, including the Federal Funds rate, or investments for which its institutional clients request comparative data. The Fund may use the following publications or indices to discuss or compare Fund performance:

         Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Fund may compare performance with any other individual money market fund or any of the taxable fund categories.

         Federal Reserve Publication H.15 and G.13 Selected Interest Rates provides weekly and monthly averages of various direct investments including U.S. Treasury Bills and the Federal Funds rate.

         Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in the Short Term U.S. Government Funds category or the Institutional Government Money Market Funds category.

In assessing such comparisons of performance with indices, averages, other funds, direct investments or market rates, an investor should keep in mind that the composition of the investments in the reported funds, indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. Additionally, some direct investments may be insured by, or direct obligations of, the U.S. Government, while the Fund is not. In addition, there can be no assurance that the Fund will continue its comparative performance record.

UNDERWRITER

SBK-Brooks Investment Corp. ("SBK-Brooks"), as principal underwriter for the Fund, is the exclusive agent for distribution of shares of the Fund. Shares of the Fund are offered on a continuous basis. The address of SBK-Brooks is 840 Terminal Tower, 50 Public Square, Cleveland, Ohio 44113.

SBK-Brooks has agreed to temporarily reimburse the Fund's operating expenses on a monthly basis to the extent necessary to limit the Fund's total operating expenses to no more than 0.35% of its average daily net assets.

SBK-Brooks has entered into a Fund Servicing Agreement with Trias pursuant to which Trias may compensate SBK-Brooks at the rate of 0.10% per annum of the aggregate average value of accounts directed to the Fund by SBK-Brooks.


TRANSFER AGENT
The Fund's transfer agent, Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus also provides administrative services to the Fund, calculates daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. For the performance of these services, the Fund pays Ultimus a fee of $5,000 per month, plus an additional asset-based fee computed at the annual rate of 0.1% of the Fund's average daily net assets in excess of $50 million but less than $250 million, 0.075% of such assets from $250 million to $500 million, and 0.05% of such assets in excess of $500 million. During each of the fiscal years ended September 30, 2003, 2002 and 2001, the Fund paid fees to Ultimus of $60,000.

CUSTODIAN
The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, has been retained to act as custodian for the Fund's investments. As custodian, the Fifth Third Bank acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

LEGAL COUNSEL

Legal counsel is provided to the Trust and the Independent Trustees by Bell, Boyd & Lloyd LLC, 70 West Madison Street, Suite 3300, Chicago, Illinois 60602.


AUDITORS

The firm of Ernst & Young LLP, 312 Walnut Street, Suite 1900, Cincinnati, Ohio 45202, has been selected as independent auditors for the Trust for the fiscal year ending September 30, 2004. Ernst & Young LLP performs an annual audit of the Fund's financial statements and advises the Fund as to certain accounting matters.


FINANCIAL STATEMENTS

The financial statements of the Fund, which have been audited by Ernst & Young LLP, are incorporated herein by reference to the Annual Report of the Fund dated September 30, 2003.

================================================================================




                             MILLENNIUM INCOME TRUST
                             -----------------------



                             TREASURERS' GOVERNMENT
                             ----------------------
                                MONEY MARKET FUND
                                -----------------










                                  ANNUAL REPORT
                               SEPTEMBER 30, 2003









         INVESTMENT ADVISOR                              ADMINISTRATOR
         ------------------                              -------------
   TRIAS CAPITAL MANAGEMENT, INC.                  ULTIMUS FUND SOLUTIONS, LLC
    140 South Dearborn Street                            P.O. Box 46707
         Chicago, IL 60603                         Cincinnati, OH 45246-0707
                                                         1.888.744.2337




================================================================================

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

ASSETS
      Investments in securities, at amortized cost (Note 2)          $2,519,772
      Receivable from Investment Manager (Note 3)                        78,688
      Interest receivable                                                 1,339
      Other assets                                                        1,166
                                                                     ----------
                   Total Assets                                       2,600,965
                                                                     ----------

LIABILITIES
      Dividends payable                                                     134
      Payable to administrator (Note 3)                                   5,000
      Other accrued expenses                                             28,067
                                                                     ----------
                   Total Liabilities                                     33,201
                                                                     ----------

NET ASSETS                                                           $2,567,764
                                                                     ==========

NET ASSETS CONSIST OF:
      Paid-in capital                                                $2,594,531
      Accumulated net realized losses from
       security transactions                                            (26,767)
                                                                     ----------

NET ASSETS                                                           $2,567,764
                                                                     ==========

SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED
 NUMBER OF SHARES AUTHORIZED, NO PAR VALUE)                           2,580,131
                                                                     ==========

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
 PRICE PER SHARE (Note 2)                                            $     1.00
                                                                     ==========



See accompanying notes to financial statements.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
        Interest income                                              $  140,212
                                                                     ----------

EXPENSES
        Administration, fund accounting, shareholder services and
         transfer agent fees (Note 3)                                    60,000
        Professional fees                                                43,309
        S & P rating expense                                             23,500
        Investment management fees (Note 3)                              20,304
        Trustees' fees and expenses                                      12,289
        Insurance expense                                                 9,029
        Custody fees                                                      8,108
        Postage and supplies                                              2,076
        Registration and filing fees                                      1,939
        Other expenses                                                      842
                                                                     ----------
               Total expenses                                           181,396
        Fees waived and expenses reimbursed by the Investment
         Manager (Note 3)                                              (149,797)
                                                                     ----------
               Net expenses                                              31,599
                                                                     ----------

NET INVESTMENT INCOME                                                   108,613
                                                                     ----------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS                               887
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  109,500
                                                                     ==========



See accompanying notes to financial statements.

                                                                           MILLENNIUM INCOME TRUST
                                                          TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED          YEAR ENDED
                                                                   SEPTEMBER 30,       SEPTEMBER 30,
                                                                       2003                2002
                                                                   -------------       -------------
FROM OPERATIONS
     Net investment income                                         $   108,613         $   461,514
     Net realized gains (losses) from security transactions                887              (1,892)
                                                                   -----------         -----------
          Net increase in net assets resulting from operations         109,500             459,622
                                                                   -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                       (108,613)           (461,514)
                                                                   -----------         -----------

CAPITAL CONTRIBUTION BY INVESTMENT MANAGER (NOTE 3)                     14,400                --
                                                                   -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS (a)
     Proceeds from shares sold                                       8,507,376          27,020,709
     Net asset value of shares issued in reinvestment
       of distributions to shareholders                                 91,172             432,000
     Payments for shares redeemed                                  (24,569,504)        (29,360,145)
                                                                   -----------         -----------
          Net decrease in net assets from capital
           share transactions                                      (15,970,956)         (1,907,436)
                                                                   -----------         -----------

TOTAL DECREASE IN NET ASSETS                                       (15,955,669)         (1,909,328)

NET ASSETS
     Beginning of year                                              18,523,433          20,432,761
                                                                   -----------         -----------
     End of year                                                 $   2,567,764       $  18,523,433
                                                                   ===========         ===========

(a) Capital share transactions are identical to the dollar values shown.



See accompanying notes to financial statements.

                                                                                                          MILLENNIUM INCOME TRUST
                                                                                         TREASURERS' GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year


                                                    YEAR               YEAR             YEAR             YEAR            YEAR
                                                    ENDED              ENDED            ENDED            ENDED           ENDED
                                                SEPTEMBER 30,      SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,
                                                     2003              2002              2001             2000           1999
                                                -------------      -------------     -------------   -------------   -------------
PER SHARE DATA
Net asset value at beginning of year            $    1.00           $    1.00         $    1.00       $    1.00       $    1.00

Capital contribution by Investment
 Manager (Note 3)                                    0.00(a)             --                --              --              --

Net investment income                               0.010               0.019             0.050           0.057           0.049

Dividends from net investment income               (0.010)             (0.019)           (0.050)         (0.057)         (0.049)
                                                ---------           ---------         ---------       ---------      ---------

Net asset value at end of year                  $    1.00           $    1.00         $    1.00       $    1.00       $    1.00
                                                =========           =========         =========       =========       =========

TOTAL RETURN                                         0.97%(b)            1.92%             5.08%           5.89%           5.03%
                                                =========           =========         =========       =========       =========

RATIOS/SUPPLEMENTAL DATA
Net assets at end of year (000's)               $   2,568           $  18,523        $   20,433      $   17,252      $   65,541

Ratios net of fees waived and expenses
 reimbursed by Investment Manager (Note 3)
  Ratio of net expenses to average net assets        0.31%               0.29%             0.29%           0.25%           0.25%
  Ratio of net investment income to average
    net assets                                       1.08%               2.00%             4.79%           5.67%           4.92%

Ratios assuming no fees waived and expenses
 reimbursed by Investment Manager (Note 3)
  Ratio of expenses to average net assets            1.80%               0.89%             0.78%           0.77%           0.69%
  Ratio of net investment income to
    average net assets                              -0.41%               1.40%             4.30%           5.15%           4.48%


(a)  Amount rounds to less than $0.01 per share.

(b) Had the Investment Manager not contributed capital to the Fund, the total return would have been -0.03% (Note 3).



See accompanying notes to financial statements.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND


SCHEDULE OF PORTFOLIO INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                     PAR VALUE          VALUE
                                                    -----------      -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 97.7%

     Federal Home Loan Bank,
          3.16%, due 10/29/2003                    $   100,000     $    100,143
          discount note, due 10/01/2003                500,000          500,000
                                                                       --------
                                                                        600,143
                                                                       --------
     Federal Home Loan Mortgage Corp,
          discount note, due 10/07/2003                500,000          499,916
          discount note, due 10/21/2003                710,000          709,602
                                                                       --------
                                                                      1,209,518
                                                                      ---------
     Federal National Mortgage Association,
          discount note, due 10/16/2003                700,000          699,708
                                                                       --------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                           $  2,509,369
                                                                   ------------

REPURCHASE AGREEMENTS (a) - 0.4%
                                                    FACE AMOUNT
                                                    -----------
     Fifth Third Bank,
          0.60%, dated 9/30/2003, due 10/1/2003,
          repurchase proceeds of $10,403              $ 10,403     $     10,403
                                                                   ------------

TOTAL INVESTMENTS AT VALUE
 (Amortized Cost $2,519,772) - 98.1%                               $  2,519,772

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%                             47,992
                                                                   ------------

NET ASSETS - 100.0%                                                $  2,567,764
                                                                   ============


(a) Repurchase agreements are fully collateralized by U.S. Government agency securities.






See accompanying notes to financial statements.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Millennium Income Trust, formerly the Malachi Millennium Income Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 19, 1994. The Trust consists of one series, the Treasurers' Government Money Market Fund (the "Fund"). The Fund's investment objective is to seek high current income consistent with stability of capital and liquidity by investing in a portfolio of U.S. Government securities.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the Fund's significant accounting policies:

     SECURITY VALUATION - Securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     INVESTMENT INCOME - Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. For the years ended September 30, 2003 and 2002, there were no differences between the book basis and tax basis of distributions.

     SECURITY TRANSACTIONS - Investment transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (Continued)
--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS - Repurchase agreements are collateralized by U.S. Government securities and are valued at cost, which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the Fund's custodian customer-only account at the Federal Reserve Bank of Cleveland. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement(s) and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with institutions deemed to be creditworthy under guidelines established by the Board of Trustees.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of September 30, 2003:

           Cost of portfolio investments                $  2,519,772
                                                        ============

           Capital loss carryforwards                   $    (26,767)
                                                        ------------
           Accumulated deficit                          $    (26,767)
                                                        ============

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (Continued)
--------------------------------------------------------------------------------

     The capital loss carryforwards as of September 30, 2003 in the table above expire as follows:

                         Amount           Expires September 30,
                         ------           ---------------------
                      $    19,379                 2008
                            2,476                 2009
                            3,986                 2010
                              926                 2011
                      -----------
                      $   26,767
                      ===========

     The capital loss carryforwards may be utilized in the future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The President of the Trust is the chairman and controlling shareholder of Trias Capital Management, Inc. ("Trias"), the Trust's investment manager. Certain other officers of the Trust are officers of Ultimus Fund Solutions, LLC ("Ultimus"), the Trust's administrator.

     INVESTMENT MANAGEMENT AGREEMENT
     The Fund's investments are managed by Trias pursuant to the terms of a Management Agreement. Under the terms of the Management Agreement, the Fund pays Trias a fee, which is computed and accrued daily and paid monthly at the annual rate of .20% of its average daily net assets. In order to reduce the Fund's operating expenses during the year ended September 30, 2003, Trias voluntarily waived all of its investment management fees and reimbursed the Fund for other operating expenses in order to limit the Fund's total expense ratio to .25% of average daily net assets through December 16, 2002 and .35% of such assets thereafter. During the year ended September 30, 2003, the total of such fee waivers and expense reimbursements was $149,797. As of September 30, 2003, the Adviser owed the Fund $78,688 for expense reimbursements.

     Additionally, during the year ended September 30, 2003, Trias made a $14,400 capital contribution to the Fund to offset the effect of realized losses incurred by the Fund. The effect of this contribution was to increase the Fund's total return by 1.00% for the year ended September 30, 2003.

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a base fee of $5,000 per month, plus an asset-based fee equal to the annual rate of 0.10% of the Fund's average net assets in excess of $50 million but less than $250 million; 0.075% of such assets in excess of $250 million but less than $500 million; and 0.05% of such assets in excess of $500 million. During the year ended September 30, 2003, Ultimus was paid $60,000 under the Mutual Fund Services Agreement.

                         Report of Independent Auditors



To the Board of Trustees and Shareholders of Millennium Income Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Treasurers' Government Money Market Fund (the "Fund") of the Millennium Income Trust, formerly Malachi Millennium Income Trust, as of September 30, 2003, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective years ended September 30, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the financial highlights in their report dated October 12, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasurers' Government Money Market Fund of the Millennium Income Trust as of September 30, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States.


                                                   /s/ Ernst & Young LLP

Cincinnati, Ohio
October 24, 2003

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Fund:

                                                                           Position Held
Name of Trustee/Officer      Address                               Age     with the Trust    Length of Time Served
-----------------------      -------                               ---     --------------    ---------------------
*James A. Casselberry, Jr.   140 South Dearborn Street, Suite 1620  44     President,        Since May 1997
                             Chicago, Illinois 60603                       Secretary,
                                                                           Treasurer and
                                                                           Trustee

Marjorie H. O'Laughlin       6273 Brookline Drive                   74     Trustee           Since March 1995
                             Indianapolis, Indiana 46220

Barbara E. Wallace           2759 Deerfield Road                    54     Trustee           Since January 1995
                             Riverwoods, Illinois 60015


* Mr. Casselberry, as an affiliated person of the Adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees one portfolio of the Trust. The principal occupations of the Trustees and executive officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

James A. Casselberry is Chairman and Chief Executive Officer of the Adviser.

Marjorie H. O'Laughlin is retired Treasurer of the Health & Hospital Corporation of Marion County (a municipal corporation created by the Indiana General Assembly).

Barbara E. Wallace is retired Executive Vice President of SMG Marketing Group, Inc. (a firm providing information and consulting to the health care industry).

Additional information about the Board of Trustees and Executive Officers may be found in the Fund's Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-534-2001.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the Securities and Exchange Commission's website at http://www.sec.gov.

PART C:   OTHER INFORMATION
--------------------------------------------------------------------------------
Item 23.  EXHIBITS
--------------------------------------------------------------------------------
     (a) Agreement and Declaration of Trust--Incorporated herein by reference to the initial Registration Statement filed on Form N-1A on October 12, 1994
     (b) By-Laws--Incorporated herein by reference to Pre-Effective Amendment No. 1 filed on Form N-1A on February 21, 1995
     (c) Incorporated herein by reference to Agreement and Declaration of Trust and Bylaws

     (d)  Advisory Agreement--Filed herewith
     (e)  Form of Underwriting Agreement--Filed herewith

     (f)  Not applicable
     (g) Custodian Agreement--Incorporated herein by reference to Pre-Effective Amendment No. 1 filed on Form N-1A on February 21, 1995

     (h) Mutual Fund Services Agreement--Incorporated herein by reference to Post-Effective Amendment No. 6 filed on Form N-1A on January 29, 2001; Form of Fund Servicing Agreement--Filed herewith

     (i)  Legal  opinions  and  consents  of  counsel--Incorporated   herein  by
          reference to Post-Effective Amendment No. 5 filed on Form N-1A on December 7, 1999; Consent of Counsel--Filed herewith
     (j)  Consent of Independent Auditors--Filed herewith
     (k)  Not applicable
     (l)  Subscription    Agreement--Incorporated   herein   by   reference   to
          Pre-Effective Amendment No. 1 filed on Form N-1A on February 21, 1995
     (m)  Not applicable
     (n)  Not applicable
     (o)  Not applicable
     (p)  Not applicable


     Item 24. Persons Controlled by or Under Common Control With Registrant:
--------------------------------------------------------------------------------
     No person is directly or indirectly controlled by, or under common control with, the Registrant.

     Item 25.  Indemnification:
     --------------------------
     Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

     The indemnification provisions relative to Trias Capital Management, Inc., Registrant's investment adviser, are incorporated herein by reference to the Advisory Agreement (see Item 23(d)).


     Item 26.  Business and Other Connections of Investment Adviser:
     ---------------------------------------------------------------

     Trias Capital Management,  Inc. (the "Adviser") is a registered  investment
     adviser   providing   investment   advice  to  the   Registrant  and  other
     institutional accounts.

     The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:


                                   Position with               Other Business, Profession,
     Name                          Adviser                     Vocation or Employment
     ------------------------      ------------------------    ------------------------
     James A. Casselberry, Jr.     Chairman and CEO            None

     Nora J. Bustamante            Chief Operating Officer     None


     Item 27.  Principal Underwriters:
     ---------------------------------

     (a)  None

     (b) SBK-Brooks Investment Corp. acts as principal underwriter of the Registrant. Information about the officers and directors of SBK-Brooks Investment Corp. is set forth below. The business address of each individual is 840 Terminal Tower, 50 Public Square, Cleveland, Ohio 44113.

                             Positions and Offices         Positions and Offices
          Name               With Underwriter              With Registrant
          ----------------------------------------------------------------------
          Eric L. Small      President and Chief                  None
                             Executive Officer

          Derek T. Batts     Senior Vice                          None
                             President and Treasurer

          Sheilah M. House   Chief of Compliance                  None


         (c)      Not applicable

         Item 28.  Location of Accounts and Records:
         -----------------------------------------------------------------------

         All such accounts, books and other documents are maintained (i) at the offices of Registrant's investment adviser, Trias Capital Management, Inc., 140 S. Dearborn Drive, Suite 1620, Chicago, Illinois 60603; (ii) at the offices of Registrant's custodian, The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263; (iii) at the offices of Registrant's principal underwriter, SBK-Brooks Investment Corp., 840 Terminal Tower, 50 Public Square, Cleveland, Ohio 44113, or (iv) at the offices of Registrant's administrator, accountant and transfer agent, Ultimus Fund Solutions, LLC, 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246.


         Item 29.  Management Services:
         ---------------------------------------

         Not applicable

         Item 30.  Undertakings:
         ---------------------------------------

         Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Chicago, and State of Illinois on the 15th day of January, 2004.

                                          MILLENNIUM INCOME TRUST


                                     By:  /s/  JAMES A. CASSELBERRY, JR.
                                          ---------------------------------
                                          James A. Casselberry, Jr., President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/  James A. Casselberry, Jr.          Trustee, President and Treasurer            January 15, 2004
--------------------------------------  (Chief Executive and Accounting Officer)
James A. Casselberry, Jr.



                                                             *By: /s/ John F. Splain
                                                                  ------------------------
           *                            Trustee                   John F. Splain
--------------------------------------                            Attorney-in-fact
Marjorie H. O'Laughlin                                            January 15, 2004



           *                            Trustee
--------------------------------------
Barbara E. Wallace


                                INDEX TO EXHIBITS


         EXHIBIT NO.            DESCRIPTION

         23(d)                  Advisory Agreement

         23(e)                  Form of Underwriting Agreement

         23(h)                  Form of Fund Servicing Agreement

         23(i)                  Consent of Counsel

         23(j)                  Consent of Independent Auditors